UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984

                           THE NEW IRELAND FUND, INC.
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               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                               GREENWICH, CT 06830
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               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 869-0111
                                                          ---------------

                      Date of fiscal year end: OCTOBER 31
                                              -----------

                   Date of reporting period: JANUARY 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)
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                                                                   Value (U.S.)
January 31, 2005                                  Shares            (Note A)
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COMMON STOCKS (97.82%)
COMMON STOCKS OF IRISH COMPANIES (97.82%)
BUSINESS SERVICES (4.90%)
     DCC PLC                                     243,763        $    5,509,881
                                                                --------------
COMPUTER SOFTWARE AND SERVICES (0.80%)
     IONA Technologies PLC-ADR*                  169,300               895,597
                                                                --------------
CONSTRUCTION AND BUILDING MATERIALS (23.88%)
     CRH PLC                                     504,637            13,373,400
     Grafton Group PLC-UTS                       417,114             5,094,713
     Kingspan Group PLC                          675,707             6,614,907
     McInerney Holdings PLC                      196,675             1,774,110
                                                                --------------
                                                                    26,857,130
                                                                --------------
DIVERSIFIED FINANCIAL SERVICES (3.95%)
     Irish Life & Permanent PLC                  248,182             4,448,344
                                                                --------------
FINANCIAL (21.19%)
     Allied Irish Banks PLC                      920,465            18,297,952
     FBD Holdings PLC                            202,314             5,538,225
                                                                --------------
                                                                    23,836,177
                                                                --------------
FOOD AND AGRICULTURE (4.14%)
     IAWS Group PLC                              293,851             4,654,026
                                                                --------------
FOOD AND BEVERAGES (13.75%)
     Fyffes PLC                                  640,733             1,670,446
     Greencore Group PLC                         401,256             1,720,849
     Kerry Group PLC, Series A                   511,857            12,076,820
                                                                --------------
                                                                    15,468,115
                                                                --------------
HEALTH CARE SERVICES (7.12%)
     ICON PLC-Sponsored ADR*                      71,646             2,516,208
     United Drug PLC                           1,129,687             5,492,781
                                                                --------------
                                                                     8,008,989
                                                                --------------
LEISURE AND HOTELS (7.53%)
     Jury's Doyle Hotel Group PLC                314,982             5,378,763
     Paddy Power PLC                             202,495             3,088,343
                                                                --------------
                                                                     8,467,106
                                                                --------------

                                        1

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THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED) (CONTINUED)
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                                                                   Value (U.S.)
January 31, 2005                                  Shares            (Note A)
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COMMON STOCKS OF IRISH COMPANIES (CONTINUED)
PUBLISHING AND NEWS (2.61%)
     Independent News & Media PLC              1,023,832        $    2,936,140
                                                                --------------
REAL ESTATE DEVELOPMENT (0.58%)
     Irish Estates PLC*+
      (12/22/04 - Cost $669,299)                 500,000               651,771
                                                                --------------
TECHNOLOGY (1.76%)
     Horizon Technology Group PLC*             1,321,900             1,981,626
                                                                --------------
TELECOMMUNICATIONS (0.86%)
     Eircom Group PLC-144Aa                      400,000               972,443
                                                                --------------
TRANSPORTATION (4.75%)
     Ryanair Holdings PLC*                       650,000             5,338,009
                                                                --------------
TOTAL COMMON STOCKS OF IRISH COMPANIES
  (Cost $46,608,927)                                               110,025,354
                                                                --------------
TOTAL INVESTMENT COMPANIES BEFORE FOREIGN
   CURRENCY ON DEPOSIT
   (Cost $46,608,927)                                           $  110,025,354
                                                                --------------

                                                  Face
January 31, 2005                                  Value
--------------------------------------------------------------------------------

FOREIGN CURRENCY ON DEPOSIT (1.93%)
     (Interest Bearing)
     British Pounds Sterling              (pound)    185                   348
     Euro                               (euro) 1,663,604             2,168,579
                                                                --------------
TOTAL FOREIGN CURRENCY ON DEPOSIT
   (Cost $2,247,735)**                                               2,168,927
                                                                --------------
TOTAL INVESTMENTS (99.75%)
   (Cost $48,856,662)                                              112,194,281
OTHER ASSETS AND LIABILITIES (0.25%)                                   277,103
                                                                --------------
NET ASSETS (100.00%)
                                                                $  112,471,384
                                                                ==============
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    a   Security  exempt  from  registration  pursuant  to  Rule  144A under the
        Securities Act of 1933, as amended.
    *   Non-income producing security.
   **   Foreign  currency held on deposit at the JPMorgan Chase & Company.
    +   Not readily marketable. Date represents acquisition date.
   ADR  -American Depository Receipt traded in U.S. dollars
   UTS  -Units

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

A.   VALUATION AND INVESTMENT PRACTICES:
     SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. At January 31, 2005 the Fund held 0.58% of its net assets in securities valued in good faith with an aggregate cost of $500,000 and fair value of $651,771. Short-term securities that mature in 60 days or less are valued at amortized cost.
     CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.
     FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of January 31, 2005.
     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis.

B.   UNREALIZED APPRECIATION/(DEPRECIATION):

     At January 31, 2005, aggregate gross unrealized appreciation for all securities (excluding foreign currency on deposit) in which there was an excess value over tax cost was U.S. $65,353,921 and aggregate gross unrealized depreciation for all securities (excluding foreign currency on deposit) in which there was an excess of tax cost over value was U.S. $1,937,494.


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ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ DENIS CURRAN
                         -------------------------------------------------------
                           Denis Curran, President
                           (principal executive officer)

Date              MARCH 28, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DENIS CURRAN
                         -------------------------------------------------------
                           Denis Curran, President
                           (principal executive officer)

Date     MARCH 28, 2005
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By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                           Lelia Long, Treasurer
                           (principal financial officer)

Date              MARCH 28, 2005
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* Print the name and title of each signing officer under his or her signature.